Note 12 - Net Loss Per Share -10-Q	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Earnings Per Share [Text Block]
12.	NET LOSS PER SHARE

Basic and diluted net loss per share is shown in the condensed consolidated statements of operations and comprehensive loss.

No adjustment has been made to the net loss for charges related to the Convertible Notes, Series A-1 Preferred Stock, and Warrants as the effect would be anti-dilutive due to the Company’s net loss. The following outstanding stock options, warrants, and shares issuable upon conversion of the Convertible Notes and the Series A-1 Preferred Stock were not considered in the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects:

	Three Months Ended March 31,
	2026	2025
Common shares issuable upon exercise of common stock options	7,570,646	7,094,782
Common shares issuable upon exercise of issued Warrants	7,710,280	-
Common shares issuable upon conversion of Convertible Notes	-	1,405,420
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,280,926	48,119,121

12.	NET LOSS PER SHARE

Basic and diluted net loss per share are shown in the consolidated statements of operations and comprehensive loss.

No adjustment has been made to the net loss for charges related to the Convertible Notes or Series A-1 Convertible Preferred Stock as the effect would be anti-dilutive due to the Company’s net loss. The following outstanding stock options, warrants, and shares issuable upon conversion of the Convertible Notes and the Series A-1 Convertible Preferred Stock were not considered in the computation of diluted net loss per share attributable to holders of common stock as they had antidilutive effects:

	Year Ended December 31,
	2025	2024
Common shares issuable upon exercise of issued warrants	7,710,280	-
Common shares issuable upon exercise of common stock options	7,556,434	7,210,742
Common shares issuable upon conversion of Convertible Notes	-	1,386,344
Shares issuable upon conversion of Series A-1 Preferred Stock	-	39,618,919
Total common shares excluded from denominator for diluted earnings per share computation	15,266,714	48,216,005